SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended									12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 26, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 26, 2011 Time-Based Restricted Stock Units [Member]	Jan. 26, 2011 Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2010 Customer lists [Member]	Dec. 31, 2009 Customer lists [Member]	Dec. 31, 2010 In-place leases [Member]	Dec. 31, 2009 In-place leases [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Dec. 31, 2010 Vessels [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2010 Water, power and sewer systems [Member]	Dec. 31, 2010 Machinery and equipment [Member]	Dec. 31, 2010 Other property improvements [Member]	Dec. 31, 2010 Carrying amount [Member]	Dec. 31, 2009 Carrying amount [Member]	Dec. 31, 2010 Fair value [Member]	Dec. 31, 2009 Fair value [Member]	Dec. 31, 2010 Transportation Industry [Member]	Dec. 31, 2009 Transportation Industry [Member]	Dec. 31, 2010 Transportation Industry [Member] SSA Terminals, LLC [Member]	Dec. 31, 2010 Real Estate Industry [Member]	Dec. 31, 2010 Agribusiness Industry [Member]
Description of business [Abstract]
Number of operating segments	5																									2			2	1
Number of industries	3
Equity method investment, ownership percentage (in hundredths)																												35.00%
Assets held for sale	$ 15
Fiscal year [Abstract]
Number of weeks in fiscal year																										53	52
Cash and cash equivalents [Abstract]
Outstanding checks in excess of funds on deposit	14	22
Fair value of financial instruments [Abstract]
Fair value of long-term debt																						414	471	438	475
Allowance for doubtful accounts [Roll Forward]
Balance at Beginning of year	10	8	12
Expense	0	3	1
Write-offs and Other	(2)	(1)	(5)
Balance at End of Year	8	10	8
Inventories [Abstract]
Sugar and coffee inventories	16	28
Materials and supplies inventories	19	15
Total	35	43
Dry-docking [Abstract]
Range of scheduled dry-dock intervals (in years)	from two to five years
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)																	10	10	5	2	3
Estimated useful life, maximum (in years)																	40	40	50	35	35
Capitalized interest [Abstract]
Total interest cost incurred	26	26	25
Impairment of investments [Abstract]
Impairment loss on joint venture investment	1.9
Changes in carrying amount of goodwill [Roll Forward]
Beginning Balance	27	26
Additions	0	1
Ending Balance	27	27	26
Amortized intangible assets [Abstract]
Gross Carrying Amount	38	31									12	12	15	11	11	8
Accumulated Amortization	(17)	(12)									(5)	(4)	(7)	(4)	(5)	(4)
Aggregate intangible asset amortization	5	4	3
Estimated amortization expenses [Abstract]
2011	5
2012	3
2013	3
2014	2
2015	2
1031 exchange proceeds [Abstract]
Section 1031 exchange proceeds	1	61
Basic and diluted earnings per share (EPS) of common stock [Abstract]
Securities excluded from the computation of weighted average dilutive shares outstanding (in shares)								1,600,000	1,800,000	1,100,000
Denominator used to compute basic and diluted earnings per share [Abstract]
Denominator for basic EPS: weighted average shares outstanding (in shares)	41,200,000	41,000,000	41,200,000
Effect of dilutive securities:
Outstanding stock options and non-vested stock units (in shares)	300,000	100,000	300,000
Denominator for diluted EPS: weighted average shares outstanding (in shares)	41,500,000	41,100,000	41,500,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				285,569	425,000
Stock options granted, weighted average exercise price (in dollars per share)				$ 40.63	$ 33.01
Equity instruments other than options granted (in units)						62,697	83,594
Vesting period (in years)						3Y	3Y
Performance period (in years)							1Y
Restricted net assets of subsidiaries [Abstract]
Amount of restricted net assets	292
Unrealized components of benefit plans [Abstract]
Pension plans	(73)	(73)	(90)
Postretirement plans	(4)	0	1
Non-qualified benefit plans	(4)	(6)	(5)
SSAT pension plan and other	(1)	(2)	(2)
Accumulated other comprehensive loss	$ (82)	$ (81)	$ (96)